United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nathan Capital Management, Inc.
Address:	38 Woodbine Avenue
		Larchmont, NY 10536

13F File Number: 28-7728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	914-833-1935
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	October 30, 2000

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: None

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$149849


List of Other Included Managers:	None






                                                     Nathan Capital Management
                                                              FORM 13F
                                                         September 30, 2000
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                                                                                                    Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp.                     COM              001957109      757    25768 SH       SOLE                    25768
AT&T Liberty Media Group CL A  COM              001957208     3187   177038 SH       SOLE                   177038
Ace Limited                    COM              G0070K103      491    12500 SH       SOLE                    12500
Alliance Capital Management LP COM              018548107      812    16200 SH       SOLE                    16200
Amerada Hess                   COM              023551104      350     5226 SH       SOLE                     5226
American Express               COM              025816109      929    15300 SH       SOLE                    15300
American Home Products         COM              026609107     1799    31800 SH       SOLE                    31800
American International Group I COM              026874107     1050    10971 SH       SOLE                    10971
BP Amoco Plc Sponsored Adr     COM              055622104     1821    34366 SH       SOLE                    34366
Bank of New York Co.           COM              064057102     2472    44100 SH       SOLE                    44100
Bellsouth Corp.                COM              079860102      612    15216 SH       SOLE                    15216
Berkshire Hathaway Inc. Cl B   COM              084670207      321      155 SH       SOLE                      155
Bristol Myers Squibb           COM              110122108     3450    60400 SH       SOLE                    60400
BroadWing Inc.                 COM              111620100      795    31090 SH       SOLE                    31090
Cablevision Sys. Cp. Cl A      COM              12686c109     1293    19500 SH       SOLE                    19500
Catalina Marketing             COM              148867104     1817    48300 SH       SOLE                    48300
Cendant Corp.                  COM              151313103      564    51900 SH       SOLE                    51900
Charles Schwab Corp.           COM              808513105    30228   851500 SH       SOLE                   851500
Chevron Corp.                  COM              166751107     1023    12000 SH       SOLE                    12000
Cisco Systems Inc.             COM              17275R102      575    10400 SH       SOLE                    10400
CitiGroup Inc.                 COM              172967101     9588   177344 SH       SOLE                   177344
Cola-Cola Co.                  COM              191216100      739    13400 SH       SOLE                    13400
Colgate-Palmolive Inc.         COM              194162103      274     5800 SH       SOLE                     5800
Comdisco, Inc.                 COM              200336105      498    26100 SH       SOLE                    26100
Commerce Bancorp Inc. NJ       COM              200519106      593    10197 SH       SOLE                    10197
Conoco Inc Cl B                COM              208251405      627    23281 SH       SOLE                    23281
Crescent Operating Inc.        COM              22575M100       36    30000 SH       SOLE                    30000
Duke Energy Corp.              COM              264399106      988    11517 SH       SOLE                    11517
Duke Realty Investments Inc.   COM              264411505      565    23416 SH       SOLE                    23416
E.I. Du Pont De Nemours & Co.  COM              263534109      368     8871 SH       SOLE                     8871
Eastgroup Properties           COM              277276101      540    24250 SH       SOLE                    24250
Echostar Commmunications       COM              278762109      584    11064 SH       SOLE                    11064
Enron Corp.                    COM              293561106     4776    54500 SH       SOLE                    54500
Exxon Mobil Corporation        COM              30231G102     3694    41449 SH       SOLE                    41449
FPL Group Inc.                 COM              302571104      355     5400 SH       SOLE                     5400
First Nat'l Bank Nebraska      COM              335720108     2153     1000 SH       SOLE                     1000
Firstar Corp.                  COM              33763v109     1114    49821 SH       SOLE                    49821
Ford Motor                     COM              345370860      496    19614 SH       SOLE                    19614
Freddie Mac                    COM              313400301      416     7700 SH       SOLE                     7700
General Electric               COM              369604103     9515   164944 SH       SOLE                   164944
Gillette Company               COM              375766102      308     9982 SH       SOLE                     9982
HSBC Hldg Plc Spnd ADR New     COM              404280406     1864    26100 SH       SOLE                    26100
Halliburton Co.                COM              406216101      509    10400 SH       SOLE                    10400
Hewlett-Packard Company        COM              428236103      367     3788 SH       SOLE                     3788
Honeywell Intl.                COM              438506107      911    25583 SH       SOLE                    25583
Intel Corp.                    COM              458140100      565    13600 SH       SOLE                    13600
International Paper            COM              460146103      384    13394 SH       SOLE                    13394
Intl. Business Machines        COM              459200101     2848    25318 SH       SOLE                    25318
Johnson & Johnson              COM              478160104     9141    97310 SH       SOLE                    97310
Jones Lang LaSalle             COM              51802h105      156    12000 SH       SOLE                    12000
Kerr-McGee Corp.               COM              492386107      417     6300 SH       SOLE                     6300
Keyspan Corporation            COM              49337k106      670    16700 SH       SOLE                    16700
Kinder Morgan Energy Partners  COM              494550106      426     9000 SH       SOLE                     9000
Loral Space & Commun. Ltd      COM              G56462107      424    69269 SH       SOLE                    69269
Lucent Technologies            COM              549463107      447    14616 SH       SOLE                    14616
Manulife Financial Corp.       COM              56501r106      249    12000 SH       SOLE                    12000
Marriott Intl Inc. New CL A    COM              571903202      911    25000 SH       SOLE                    25000
Mellon Bank Corp.              COM              585509102      594    12800 SH       SOLE                    12800
Merck & Co.                    COM              589331107    11471   154100 SH       SOLE                   154100
Microsoft Corp.                COM              594918104      489     8100 SH       SOLE                     8100
Molex Inc. Cl A                COM              608554200      316     7627 SH       SOLE                     7627
Motorola Inc.                  COM              620076109      241     8515 SH       SOLE                     8515
National Australia Bank        COM              632525408      451     6500 SH       SOLE                     6500
National Commerce Bancorporati COM              635449101      299    15000 SH       SOLE                    15000
Office Depot Inc.              COM              676220106      252    32238 SH       SOLE                    32238
Phillip Morris                 COM              718154107      294    10000 SH       SOLE                    10000
Quintiles Transnational        COM              748767100      638    40055 SH       SOLE                    40055
Qwest Communs Intl Inc.        COM              749121109      297     6186 SH       SOLE                     6186
Reuters Hldgs. Plcads.         COM              76132m102      225     2000 SH       SOLE                     2000
Royal Dutch Petroleum          COM              780257804     1630    27199 SH       SOLE                    27199
SBC Communications             COM              78387g103     3109    62177 SH       SOLE                    62177
Servicemaster Co.              COM              81760n109      297    30100 SH       SOLE                    30100
Smithline Beecham ADR 1        COM              832378301      418     6097 SH       SOLE                     6097
Sprint Corp. Fon Group         COM              852061100      310    10584 SH       SOLE                    10584
Sun Microsystems Inc.          COM              866810104      946     8100 SH       SOLE                     8100
Telecom Italia Spa ADR         COM              87927w106      525     5000 SH       SOLE                     5000
Texas Instruments Inc.         COM              882508104     2351    49825 SH       SOLE                    49825
The News Corporation, Ltd., Pr COM              652487802     1406    30000 SH       SOLE                    30000
US Bancorp Del.                COM              902973106      517    22708 SH       SOLE                    22708
Unitil Corp.                   COM              913259107      705    27000 SH       SOLE                    27000
Unocal Corp.                   COM              915289102      354    10000 SH       SOLE                    10000
Verizon Communications         COM              92343V104      348     7176 SH       SOLE                     7176
Vodafone Group PLC ADR F       COM              92857T107      608    16420 SH       SOLE                    16420
W P Carey Diversified LLC      COM              92930Y107     1084    61700 SH       SOLE                    61700
Walt Disney Co.                COM              254687106     1147    30000 SH       SOLE                    30000
Wells Fargo & Co.              COM              949740104     2613    56876 SH       SOLE                    56876
Wellsford Real Properties Inc. COM              950240101      346    17500 SH       SOLE                    17500
Williams Cos Inc.              COM              969457100      773    18300 SH       SOLE                    18300
Worldcom Inc.                  COM              98157D106      625    20570 SH       SOLE                    20570
First International Bancshares                                  36    14560 SH       SOLE                    14560
First International Bancshares                                  36    14560 SH       SOLE                    14560
M E P C Intl Cap Pfd A         PRD                             222     9900 SH       SOLE                     9900
Northeast Investors Tr         MUT              664210101      206 22713.627SH       SOLE                22713.627
Putnam Health Sciences Trust   MUT              746778109      300 3472.530 SH       SOLE                 3472.530
Schwab 1000 Fund               MUT              808517106      508 12607.928SH       SOLE                12607.928
REPORT SUMMARY      95 DATA RECORDS      149849        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED